DEBT (Details) - Infinity Note - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2015	Jan. 31, 2014
DEBT (Details) - Infinity Note [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		14.00%		14.00%					8.50%
Repayments of Notes Payable					$ 917,307	$ 917,307	$ 6,337
Interest Expense		$ 81,563	$ 5,276,550	$ 240,380	$ 5,381,125	5,476,084	300,669
Infinity Capital [Member]
DEBT (Details) - Infinity Note [Line Items]
Debt Instrument, Interest Rate, Effective Percentage								5.00%
Repayments of Notes Payable	$ 309,000
Interest Expense						$ 61,000	$ 60,000